Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CLP ($) $ / shares	Dec. 31, 2018 CLP ($) $ / shares
Profit or loss [abstract]
Interest revenue	$ 1,876,795	$ 2,636,318	$ 2,113,548	$ 2,000,617
Interest expense	(560,007)	(786,637)	(742,270)	(679,640)
Net interest income	1,316,788	1,849,681	1,371,278	1,320,977
Income from fees and commissions	562,146	789,642	589,172	505,114
Expense from fees and commissions	(116,178)	(163,194)	(131,870)	(145,159)
Net fees and commissions income	445,968	626,448	457,302	359,955
Net financial operating income	(11,279)	(15,844)	113,437	117,142
Foreign exchange transactions, net	156,662	220,062	30,886	2,701
Other operating income	26,671	37,465	32,315	45,295
Total operating revenues	1,934,810	2,717,812	2,005,218	1,846,070
Provision for Expected Credit losses	(547,106)	(768,515)	(331,601)	(249,771)
OPERATING REVENUES, NET OF PROVISIONS FOR LOAN LOSSES	1,387,704	1,949,297	1,673,617	1,596,299
Personnel expenses	(457,176)	(642,191)	(475,599)	(440,630)
Administrative expenses	(318,881)	(447,929)	(329,705)	(331,477)
Depreciation and amortization	(73,357)	(103,044)	(70,541)	(37,681)
Impairment property and equipment	(1,661)	(2,333)	(2,555)	(334)
Other operating expenses	(26,677)	(37,474)	(23,850)	(29,586)
TOTAL OPERATING EXPENSES	(877,752)	(1,232,971)	(902,250)	(839,708)
NET OPERATING INCOME	509,952	716,326	771,367	756,591
Income attributable to associates	(5,099)	(7,163)	6,039	6,811
Income before income taxes	504,853	709,163	777,406	763,402
Income taxes	(103,223)	(144,997)	(173,661)	(159,768)
NET INCOME FOR THE YEAR	401,630	564,166	603,745	603,634
Attributable to:
Equity holders of the parent	401,629	564,165	603,744	603,633
Non-controlling interest	$ 1	$ 1	$ 1	$ 1
Net income per share from continued operations attributable to equity holders of the parent:
Basic net income per share (in Dollars per share and Pesos per share) | (per share)	$ 3.98	$ 0.01	$ 5.98	$ 5.98
Diluted net income per share (in Dollars per share and Pesos per share) | (per share)	$ 3.98	$ 0.01	$ 5.98	$ 5.98